Financial instruments and financial risk management - Market risk, Currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Financial instruments and financial risk management
Foreign currency denominated monetary assets	$ 183,191	$ 69,615		$ 269,004
Financial liability	685,757	868,386		$ 290,151
Net assets	555,493	268,027	[1]
Currency risk
Financial instruments and financial risk management
Net assets	12,649	(59,837)
Currency risk | Cash and cash equivalents
Financial instruments and financial risk management
Foreign currency denominated monetary assets	76,497	1,446
Currency risk | Trade and other receivables
Financial instruments and financial risk management
Foreign currency denominated monetary assets	661	1,786
Currency risk | Trade and other payables
Financial instruments and financial risk management
Financial liability	(48,049)	(47,263)
Currency risk | Lease liabilities
Financial instruments and financial risk management
Financial liability	(16,460)	(15,806)
Currency risk | Australian Dollar
Financial instruments and financial risk management
Net assets	12,674	(59,806)
Currency risk | Australian Dollar | Cash and cash equivalents
Financial instruments and financial risk management
Foreign currency denominated monetary assets	76,497	1,446
Currency risk | Australian Dollar | Trade and other receivables
Financial instruments and financial risk management
Foreign currency denominated monetary assets	661	1,786
Currency risk | Australian Dollar | Trade and other payables
Financial instruments and financial risk management
Financial liability	(48,024)	(47,232)
Currency risk | Australian Dollar | Lease liabilities
Financial instruments and financial risk management
Financial liability	(16,460)	(15,806)
Currency risk | Euro
Financial instruments and financial risk management
Net assets	(25)	(31)
Currency risk | Euro | Trade and other payables
Financial instruments and financial risk management
Financial liability	$ (25)	$ (31)

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.